Contract Assets - Additional Information (Detail) - SGD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract assets [abstract]
Increase decrease asset due to expansion of business.	$ 6.8	$ 9.4